STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIENCY) (USD $) In Thousands, except Share data		Total		Ordinary shares [Member]		Ordinary B shares [Member]	Additional paid-in capital [Member]	Treasury shares [Member]	Accumulated other comprehensive income [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2011		$ (10,601)		$ 4,291			$ 540,950	$ (102)	$ 15,457	$ (571,197)
Balance, shares at Dec. 31, 2011				25,761,406	[1]
Compensation related to employees' share option plan		3,285					3,285
Exercise of employees share options		2			[2]		2
Exercise of employees share options, shares				147	[1]
Other Comprehensive income, net		119							119
Net income		6,997								6,997
Balance at Dec. 31, 2012		(198)		4,291			544,237	(102)	15,576	(564,200)
Balance, shares at Dec. 31, 2012				25,761,553	[1]
Compensation related to employees' share option plan		1,954					1,954
Exercise of employees share options		12			[2]		12
Exercise of employees share options, shares				588	[1]
Other Comprehensive income, net		(1,461)							(1,461)
Ordinary B share dividend						789	49,850			(50,639)
Ordinary B share dividend, shares					[1]	3,220,268
Net income		17,393								17,393
Balance at Dec. 31, 2013	[1]	17,700		4,291		789	596,053	(102)	14,115	(597,446)
Balance, shares at Dec. 31, 2013	[1]	25,762,141		25,762,141		3,220,268
Issuance of B Shares, net		66,984				1,509	65,475
Issuance of B Shares, net, share						6,255,202
Compensation related to employees' share option plan		2,776					2,776
Exercise of employees share options		2,682			[2]	89	2,593
Exercise of employees share options, shares				3,309		375,069
Cashless exercise of warrants				79		10	(89)
Cashless exercise of warrants, shares				322,937		40,368
Other Comprehensive income, net		(2,355)							(2,355)
Reclassification (See Note 1(b))				(4,370)		4,370
Reclassification (See Note 1(b)), share				(26,088,387)		26,088,387
Net income		12,725								12,725
Balance at Dec. 31, 2014		$ 100,512				$ 6,767	$ 666,808	$ (102)	$ 11,760	$ (584,721)
Balance, shares at Dec. 31, 2014		0	[1]			35,979,294

[1]	Adjusted to reflect reverse split and share dividend (See Note 1(b))
[2]	Less than $1